Risk management activities - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Assets	$ 378,835,000	$ 383,748,000
Cash	20,658,000	51,494,000
Other assets	37,787,000	29,994,000
Cash and cash equivalents	20,658,000	51,678,000	$ 49,805,000
Co-investment commitments	93,528,000	73,573,000
Reportable segments | Private strategies
Disclosure of detailed information about financial instruments [line items]
Co-investment commitments	$ 5,900,000	6,100,000
Price risk
Disclosure of detailed information about financial instruments [line items]
Percentage change in unobservable input (percent)	5.00%
Change in fair value measurement due to reasonably possible change in unobservable input, recognised in profit or loss	$ 5,000,000	4,000,000
Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Current debt instruments held	$ 0	0
Foreign currency risk | US Dollars
Disclosure of detailed information about financial instruments [line items]
Percentage change in unobservable input (percent)	5.00%
Change in fair value measurement due to reasonably possible change in unobservable input, recognised in profit or loss	$ 4,900,000	3,900,000
Assets	73,200,000	55,200,000
Cash	9,700,000	12,900,000
Accounts receivable	6,800,000	4,000,000
Other assets	8,200,000	5,400,000
Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Maximum borrowing capacity under borrowing facilities	75,000,000
Cash and cash equivalents	$ 20,700,000	$ 51,700,000
Liquidity risk | Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Proprietary investments, percentage	5.00%	13.00%
Liquidity risk | Current investments
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	$ 39,700,000	$ 32,000,000
Proprietary investments, percentage	40.00%	40.00%